BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment of financial assets (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Financial instruments
Financial assets	$ 259,515,428	$ 245,105,338
Accumulated impairment
Financial instruments
Financial assets	(8,557,039)	(8,611,594)		$ (5,875,018)
Loan commitments and financial guarantee contracts | Accumulated impairment
Financial instruments
Financial assets	(49,962)	(59,428)		(29,675)
Loan portfolio | Accumulated impairment
Financial instruments
Financial assets	(8,185,797)	(8,196,187)		(5,618,481)
Trade receivables / other accounts receivable
Financial instruments
Financial assets	11,702,301	9,300,643
Trade receivables / other accounts receivable | Accumulated impairment
Financial instruments
Financial assets	$ (286,463)	$ (256,891)
Increase (decrease) due to application of IFRS 9 | Loan commitments and financial guarantee contracts | Accumulated impairment
Financial instruments
Financial assets				(16,217)
Increase (decrease) due to application of IFRS 9 | Credit commitments | Accumulated impairment
Financial instruments
Financial assets				(16,217)
Increase (decrease) due to application of IFRS 9 | Loan portfolio | Accumulated impairment
Financial instruments
Financial assets				(1,163,009)
Increase (decrease) due to application of IFRS 9 | Trade receivables / other accounts receivable | Accumulated impairment
Financial instruments
Financial assets				(18,907)
Increase (decrease) due to application of IFRS 9 | Impact on equity method investees due to impairment of other accounts receivable from associates | Accumulated impairment
Financial instruments
Financial assets				(3,691)
Increase (decrease) due to application of IFRS 9 | Other financial assets | Accumulated impairment
Financial instruments
Financial assets				(58)
Increase (decrease) due to application of IFRS 9 | Debt securities | Investment securities at amortized cost | Accumulated impairment
Financial instruments
Financial assets				(672)
After application application of IFRS 9 | Accumulated impairment
Financial instruments
Financial assets			$ (7,077,572)
After application application of IFRS 9 | Loan commitments and financial guarantee contracts | Accumulated impairment
Financial instruments
Financial assets				(45,892)
After application application of IFRS 9 | Loan portfolio | Accumulated impairment
Financial instruments
Financial assets				$ (6,781,490)